UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 29, 2024
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRXCX California Tax-Free Bond
Fund –
.
TCFEX California Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE California Tax-Free Bond Fund
HIGHLIGHTS
The tax-exempt bond market was supported by solid fundamentals and produced positive returns during the 12-month period ended February 29, 2024.
The California Tax-Free Bond Fund delivered positive results and outperformed its
Lipper peer group average over the 12-month period.
The fund maintained significant positions in revenue-backed health care, transportation, and education bonds.
We believe that higher yields and generally solid fundamentals should support demand for municipal bonds in the months and years ahead.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE California Tax-Free Bond Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during your fund’s fiscal year, the 12-month period ended February 29, 2024, as the U.S. economy remained healthy despite tighter monetary policy. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks delivered positive results even though there were headwinds from rising longer-term interest rates.
The S&P 500 Index, Nasdaq Composite Index, and Dow Jones Industrial
Average all reached record highs during the period. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Within the S&P 500, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns. Meanwhile, the financials sector bounced back from the failure of three large regional banks in the spring of 2023 and produced solid results in the second half of the period.
The U.S. economy was the strongest among the major markets. Jobs growth remained solid over the 12-month period, helping to fuel consumer spending.
Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first half of 2023, but earnings rebounded in the third and fourth quarters. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation, as measured by the consumer price index, fell from 6.0% to 3.1%
by the end of the period but remained above the Federal Reserve’s long-term
2% goal. In response to the above-target inflation readings, the Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, but then held rates steady over the remainder of the period. At its final meeting of the period, in late January, the central bank removed language from its post-meeting statement that pointed to additional policy tightening, but subsequent communications from Fed Chair
Jerome Powell in February indicated that policymakers are in no hurry to begin cutting rates.
U.S. Treasury yields were volatile during the period as investors adjusted their expectations for the path of monetary policy. After starting the period at 3.92%, the benchmark 10-year Treasury note yield briefly reached 5.00% in October

T. ROWE PRICE California Tax-Free Bond Fund

for the first time since late 2007 before falling back to 3.88% by the end of 2023.
However, more hawkish Fed communications in early 2024 pressured Treasury bond prices, driving the 10-year yield back up to 4.25% by period-end.
Municipal bonds outperformed Treasuries during the period, supported by new issuance levels that remained below longer-term averages. The sector continued
to see outflows in 2023 but at a significantly lower level than in 2022. Elsewhere in the fixed income market, high yield corporate bonds produced strong returns, supported by the higher coupons that have become available since the
Fed began hiking rates about two years ago as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE California Tax-Free Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The California Tax-Free Bond Fund returned 6.26% for the 12 months ended February 29, 2024, outperforming the Lipper California Municipal
Debt Funds Average, which returned 5.78%. (Returns for the I Class varied slightly, reflecting its different fee structure. Past performance cannot guarantee future results . )
What factors influenced the
fund’s performance?
The tax-exempt bond
market rebounded from a
historically difficult period in
2022 and delivered positive
returns during the 12 months
ended February 29, 2024.
The municipal market
was supported by solid
fundamentals and issuance
that remained at relatively modest levels. Based on Bloomberg data, California bonds generally outperformed the national Bloomberg Municipal Bond Index, which gained 5.42%.
Security selection in the revenue sector was the largest contributor to relative results versus the national benchmark, led by our positions in the hospital and dedicated tax subsectors. However, our position in public power bonds weighed on performance and was an offsetting factor. Selection in local and state general obligation (GO) bonds also added value.
Interest rate management was an overall contributor due to our relatively long duration position relative to the national benchmark, a factor that was beneficial as municipal yields declined across most of the yield curve during the period. But our overweight allocations to the long end of the yield curve partially weighed on results as yields in this segment ended the period slightly
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
California Tax-Free Bond
Fund –
.
4.81% 6.26%
California Tax-Free Bond
Fund–
.
I  Class 4.89 6.40
Lipper California Municipal
Debt Funds Average 4.88 5.78

T. ROWE PRICE California Tax-Free Bond Fund

higher while the short and intermediate segments decreased. We believe a modestly long duration position is appropriate going forward as the Federal
Reserve appears to have reached the end of its interest rate-hiking cycle, even though uncertainty remains about the timing of potential rate cuts.
The fund’s overall underweight to GO debt and an overweight to revenue-
backed debt, as well as allocations within the revenue subsectors, further supported portfolio performance. Notably, our overweights to continuing care retirement communities and student housing, along with an underweight to the water and sewer subsector, aided performance.
How is the fund positioned?
Within the revenue sector, the health care segment remained our largest allocation and represented nearly 21% of the fund’s net assets at the end of the period. While hospital margins came under pressure in 2022 as inflation accelerated and pandemic-related federal support waned, high-quality hospital balance sheets have improved to nearly pre-pandemic levels as a result of improved operational performance. The portfolio also maintained significant allocations to the transportation and education sectors.
We held a notable position
in bonds from Puerto Rico,
which provide income that
is tax-exempt in all 50 states.
We believe that the island’s
debt should benefit from the
significant economic activity
driven by disaster and
pandemic federal relief.
Purchases during the
period included bonds
issued by Provident Group-
Pomona Properties for
student housing at Western
University of Health Sciences
and Ravenswood City School
District, a high-quality local
GO issuer. We also added
California prepaid gas
revenue bonds. Meanwhile,
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
California Tax-Free Bond Fund

T. ROWE PRICE California Tax-Free Bond Fund

we reduced our exposure to the State of California’s GO debt during the period amid a decline in the state’s tax revenue. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Approximately 44% of the portfolio consisted of AAA and AA rated bonds at period-end, but we continue to overweight A and BBB rated debt. We believe these lower-rated investment-grade segments are an area where our credit research team can find investment opportunities that offer incremental risk-
adjusted yield. We also maintained positions in below investment-grade and unrated bonds.
What is portfolio management’s outlook?
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, in our view, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors.
As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our shareholders well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE California Tax-Free Bond Fund

RISKS OF INVESTING IN FIXED INCOME SECURITIES
Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. The fund is less diversified than one investing nationally. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg Municipal Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.

T. ROWE PRICE California Tax-Free Bond Fund

Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE California Tax-Free Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
CALIFORNIA TAX-FREE BOND FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table on the next page.

T. ROWE PRICE California Tax-Free Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Periods Ended 2/29/24 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
California Tax-Free Bond
Fund –
.
6.26% 2.03% 2.86% – –
California Tax-Free Bond
Fund–
.
I  Class 6.40 2.13 – 2.22% 7/6/17
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns.
California Tax-Free Bond Fund 0.58%
California Tax-Free Bond Fund–I Class 0.45
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE California Tax-Free Bond Fund

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
CALIFORNIA TAX-FREE BOND FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,048.10 $2.90
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.03   2.87
I Class
Actual   1,000.00   1,048.90   2.24
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.68   2.21
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.57%, and
the
2
I Class was 0.44%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE California Tax-Free Bond Fund

QUARTER-END RETURNS
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
California Tax-Free Bond
Fund –
.
7.11% 2.25% 3.24% – –
California Tax-Free Bond
Fund–
.
I  Class 7.26  2.36  – 2.28% 7/6/17
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I Class shares, 1-800-638-8790 .
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE California Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 10.52 $ 11.49 $ 11.80 $ 12.04 $ 11.34
Investment activities
Net investment income
(1)(2)
0.34 0.31 0.30 0.32 0.34
Net realized and unrealized gain/
loss 0.31 (0.97) (0.27) (0.23) 0.70
Total from investment activities 0.65 (0.66) 0.03 0.09 1.04
Distributions
Net investment income (0.34) (0.30) (0.30) (0.32) (0.34)
Net realized gain — (0.01) (0.04) (0.01) —
Total distributions (0.34) (0.31) (0.34) (0.33) (0.34)
NET ASSET VALUE
End of period $ 10.83 $ 10.52 $ 11.49 $ 11.80 $ 12.04
Ratios/Supplemental Data
Total return
(2)(3)
6.26% (5.71)% 0.13% 0.80% 9.32%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.57% 0.58% 0.53% 0.53% 0.53%
Net expenses after waivers/
payments by Price Associates 0.57% 0.58% 0.53% 0.53% 0.53%
Net investment income 3.21% 2.87% 2.48% 2.74% 2.93%
Portfolio turnover rate 12.0% 28.3% 8.3% 16.1% 8.3%
Net assets, end of period (in
thousands) $382,476 $349,156 $455,003 $562,592 $623,994
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE California Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 10.51 $ 11.49 $ 11.79 $ 12.03 $ 11.34
Investment activities
Net investment income
(1)(2)
0.35 0.32 0.31 0.33 0.35
Net realized and unrealized gain/
loss 0.31 (0.97) (0.26) (0.23) 0.69
Total from investment activities 0.66 (0.65) 0.05 0.10 1.04
Distributions
Net investment income (0.35) (0.32) (0.31) (0.33) (0.35)
Net realized gain — (0.01) (0.04) (0.01) —
Total distributions (0.35) (0.33) (0.35) (0.34) (0.35)
NET ASSET VALUE
End of period $ 10.82 $ 10.51 $ 11.49 $ 11.79 $ 12.03
Ratios/Supplemental Data
Total return
(2)(3)
6.40% (5.66)% 0.33% 0.90% 9.34%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.44% 0.45% 0.43% 0.43% 0.43%
Net expenses after waivers/
payments by Price Associates 0.44% 0.44% 0.43% 0.43% 0.43%
Net investment income 3.35% 3.01% 2.59% 2.83% 3.02%
Portfolio turnover rate 12.0% 28.3% 8.3% 16.1% 8.3%
Net assets, end of period (in
thousands) $361,111 $310,843 $245,613 $134,569 $123,278
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE California Tax-Free Bond Fund
February 29, 2024

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
CALIFORNIA 96.0%
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39  (1) 2,000 2,122
Alameda Corridor Transportation Auth., Series C, 5.00%,
10/1/52  (1) 1,000 1,082
Bay Area Toll Auth., Series A, VRDN, 3.45%, 4/1/55  5,250 5,250
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54  (2) 5,000 3,824
California, GO, 4.25%, 9/1/52  3,510 3,585
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,382
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,311
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  2,400 2,517
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,850 4,218
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 6,030
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,500 5,860
California Community Choice Fin. Auth., Green Bond Energy
Project, Series G, VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  3,000 3,201
California Community Housing Agency, 5.00%, 8/1/49  (3) 2,000 1,898
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  265 274
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24)  (4) 5 5
California EFA, Series A, 4.00%, 12/1/39  1,245 1,213
California EFA, Series A, 5.00%, 12/1/34  1,000 1,066
California EFA, Series A, 5.00%, 12/1/44  3,500 3,598
California EFA, Chapman Univ., 5.00%, 4/1/36  4,260 4,325
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/38  1,300 1,382
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/43  4,500 4,716
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/35  400 420
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
1/15/39  (5) 400 443
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/40  500 519
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
1/15/45  (5) 1,000 1,076
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/45  550 568
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/50  550 567

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/55  825 843
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  (2) 3,250 2,702
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  2,000 1,595
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48  3,090 3,047
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 579
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  880 911
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47  5,000 5,931
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/51  9,000 8,804
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 720
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,327
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,425
California HFFA, Providence Healthcare & Services, Unrefunded
Balance, Series A, 5.00%, 10/1/38  1,410 1,418
California HFFA, Stanford Health Care, Series A, 4.00%, 8/15/50  5,870 5,788
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,068
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,109
California HFFA, Sutter Health, Series A, 5.00%, 11/15/48  4,700 4,860
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26)  (4) 1,020 1,080
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,480 1,514
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,424 1,420
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,749 2,754
California Housing Fin., Series 2023-1, Class A, 4.375%, 9/20/36  2,314 2,289
California Infrastructure & Economic Dev. Bank, Series B, 4.125%,
11/1/52  2,835 2,713
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.00%, 12/1/50 (Tender 6/1/26)  1,175 1,147
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series A, 3.25%, 8/1/29  (5) 2,800 2,825
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series D, FRN, 100% of MUNIPSA + 0.35%, 3.65%,
8/1/47 (Tender 3/6/24)  1,975 1,975
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,250 5,442
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49  3,750 4,006
California Infrastructure & Economic Dev. Bank, Los Angeles
Museum of National History, 3.00%, 7/1/50  6,750 5,175

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/35  300 305
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/50  4,830 4,866
California Municipal Fin. Auth., California Baptist Univ., Series A,
5.00%, 11/1/36  (3) 1,920 1,937
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  500 503
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,425 1,430
California Municipal Fin. Auth., Caritas Project, Series A, 4.00%,
8/15/42  635 611
California Municipal Fin. Auth., Caritas Project, Series A, 5.25%,
8/15/53  1,665 1,736
California Municipal Fin. Auth., Caritas Project, Series B, 3.00%,
8/15/31  135 128
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/41  295 276
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/51  435 376
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/56  330 278
California Municipal Fin. Auth., Channing House Project, Series A,
5.00%, 5/15/35  1,000 1,072
California Municipal Fin. Auth., Channing House Project, Series B,
5.00%, 5/15/47  2,200 2,281
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36  (2) 2,000 2,120
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40  (3) 1,515 1,458
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52  (3) 2,075 1,899
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,900 3,470
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,041
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,637
California Municipal Fin. Auth., Green Bond-Orchard Park Student,
4.00%, 5/15/46  (2) 1,750 1,712
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/36  365 392
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/37  315 337
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29  (3) 415 402

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39  (3) 900 891
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49  (3) 1,000 938
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57  (3) 1,650 1,503
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47  (1)(6) 2,845 2,694
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47  (6) 3,000 2,665
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38  (6) 1,500 1,520
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43  (6) 5,500 5,495
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47  (6) 2,830 2,826
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/39  1,700 1,707
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/49  3,875 3,645
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/52  1,000 787
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/56  1,100 847
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,145
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,360
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,129
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,061
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,174
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,078
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 553
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 407
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 380
California Municipal Fin. Auth., Republic Services, Series A,
VRDN, 4.70%, 7/1/41 (Tender 4/1/24)  (6) 2,800 2,801
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26  (7) 950 1,004

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28  (7) 1,005 1,110
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29  (7) 780 878
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31  (7) 1,000 1,164
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32  (7) 1,025 1,212
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 4,064
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/25 (Prerefunded 7/1/24)  (4) 560 562
California Municipal Fin. Auth., UCR North Dist. Phase 1 Student,
5.00%, 5/15/33  1,000 1,081
California Municipal Fin. Auth., Univ. of San Diego, Series A,
5.00%, 10/1/49  4,500 4,728
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,627
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,125
California PFA, Enso Village Project, 5.00%, 11/15/46  (3) 500 435
California PFA, Enso Village Project, 5.00%, 11/15/51  (3) 1,000 847
California PFA, Enso Village Project, 5.00%, 11/15/56  (3) 1,000 831
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 510
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 510
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,013
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,507
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,986
California Pollution Control Fin. Auth., Waste Management Project,
Series A, VRDN, 2.50%, 7/1/31 (Tender 5/1/24)  (6) 2,625 2,615
California Public Works Board, Series B, 4.00%, 5/1/40  750 781
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 1,034
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25)  (3)(4) 175 180
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52  (3) 2,000 1,955
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52  (3) 600 559
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50  (3) 1,135 966
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39  (3) 2,000 2,055
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49  (3) 1,850 1,859
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54  (3) 1,150 1,147
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40  (3) 690 682

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50  (3) 2,090 2,013
California State Univ., Series C, 4.00%, 11/1/45  1,100 1,108
California Statewide CDA, 5.00%, 9/2/40  1,055 1,081
California Statewide CDA, 5.375%, 9/2/52  1,990 2,022
California Statewide CDA, Series D, 5.50%, 9/2/53  2,500 2,549
California Statewide CDA, 899 Charleston Project, Series A,
5.25%, 11/1/44  (3) 1,500 1,282
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,276
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,019
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  950 960
California Statewide CDA, Enloe Medical Center, 5.00%, 8/15/38
(Prerefunded 2/15/26)  (4) 2,500 2,604
California Statewide CDA, Enloe Medical Center, Series A, 5.25%,
8/15/52  (1) 3,120 3,413
California Statewide CDA, Enloe Medical Center, Series A, 5.375%,
8/15/57  (1) 1,000 1,100
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/41  2,000 1,972
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/51  4,000 3,665
California Statewide CDA, Front Porch Communities & Services,
5.00%, 11/15/44 (Prerefunded 11/15/24)  (1)(4) 1,750 1,774
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/28  390 407
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/31  175 183
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/47  1,750 1,789
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,847
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 5,898
California Statewide CDA, Infrastructure Program, 5.00%, 9/2/50  800 812
California Statewide CDA, Infrastructure Program, Series A, 5.00%,
9/2/48  940 970
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 2,006
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,024
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 1,790
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,034
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/34  (3) 375 388

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/39  (3) 675 683
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/51  (3) 4,135 4,009
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36  (3) 500 506
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58  (3) 7,750 7,880
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 779
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,838
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 2,945
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 1,029
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 1,024
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/46  1,755 1,758
California Statewide CDA, Rady Children's Hosp., Series B, VRDN,
3.40%, 8/15/47  300 300
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,014
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,024
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,021
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,093
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 971
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,273
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  1,000 1,020
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,741
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 138
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 165
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 110
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 137
California, Various Purpose, GO, 5.00%, 10/1/39  2,375 2,391

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50  (1) 7,950 6,976
Compton Community Redev. Agency Successor Agency, Series A,
5.00%, 8/1/37  (1) 1,700 1,910
Compton Community Redev. Agency Successor Agency, Series A,
5.00%, 8/1/42  (1) 1,250 1,375
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56  (3) 2,470 1,905
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56  (3) 2,990 2,483
CSCDA Community Improvement Auth., The Link Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56  (3) 3,535 2,586
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,646
Del Mar Race Track Auth., 5.00%, 10/1/36  1,000 983
Desert Community College Dist., GO, 4.00%, 8/1/51  5,265 5,258
Federal Home Loan Mortgage Multifamily Variable Rate Certificate,
Series M-049, 3.05%, 4/15/34  1,840 1,681
Foothill-Eastern Transportation Corridor Agency, Series A, 4.00%,
1/15/46  4,000 3,881
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/32  175 181
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/33  250 259
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/30  150 163
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/31  150 165
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%, 9/1/44  4,600 4,608
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  3,100 3,106
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58  (2) 4,700 4,644
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series B, 5.00%, 9/1/47  1,295 1,325
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series C, 5.00%, 9/1/47  525 537
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  2,335 2,377
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/34  360 363
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,456
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/39  1,000 1,006
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,071
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/44  1,500 1,506
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/25  (8) 340 351

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/29  (8) 1,000 1,111
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33  1,175 1,185
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,552
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,717
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,160 2,475
Long Beach, Harbor, Series A, 5.00%, 5/15/37  (6) 1,300 1,361
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,676
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,503
Los Angeles County Fac., Vermont Corridor County Administrative
Building, Series A, 5.00%, 12/1/43  6,400 6,866
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,452
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42  (6) 5,225 5,170
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35  (6) 500 530
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44  (6) 1,000 1,033
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36  (6) 1,200 1,232
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 979
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/45  (6) 1,620 1,722
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/44  (6) 2,500 2,437
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/51  (6) 2,000 1,880
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36  (6) 1,000 1,063
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37  (6) 1,000 1,058
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47  (6) 1,500 1,445
Los Angeles Dept. of Airports, Revenue Bonds 2015, Series D,
5.00%, 5/15/36  (6) 1,500 1,520
Los Angeles Dept. of Water & Power, Series A-1, VRDN, 3.74%,
7/1/50  500 500
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/52  1,000 1,109
Los Angeles Dept. of Water & Power Water System Revenue,
Series A-1, VRDN, 3.65%, 7/1/50  800 800
Los Angeles Dept. of Water & Power Water System Revenue,
Series B-2, VRDN, 3.50%, 7/1/35  800 800
Los Angeles Dept. of Water & Power Water System Revenue,
Series B-4, VRDN, 3.70%, 7/1/35  400 400
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  3,425 3,809
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 3,774
Mesa Water Dist., COP, 4.00%, 3/15/45  1,020 1,039
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of MUNIPSA + 0.14%, 3.44%, 7/1/47 (Tender 5/21/24)  3,000 2,998
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 2,136
Newport Beach, Series A, 4.125%, 9/2/38  575 584

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Newport Beach, Series A, 5.00%, 9/2/43  650 695
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/24  (6) 1,170 1,170
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/25  (6) 1,405 1,406
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41  (6) 2,000 2,049
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47  (6) 2,000 2,032
Norman Y Mineta San Jose Int'l. Airport, Series C, 5.00%, 3/1/31  2,000 2,008
Northern California Energy Auth., Series A, VRDN, 4.00%, 7/1/49
(Tender 7/1/24)  3,500 3,501
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/34 (Prerefunded 8/1/25)  (4) 1,250 1,288
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/35 (Prerefunded 8/1/25)  (4) 1,210 1,246
Oakland Unified School Dist., Alameda County, Series A, GO,
5.25%, 8/1/48  (1) 4,500 5,154
Oceanside Unified School Dist., GO, Zero Coupon, 8/1/28  (7)(9) 380 337
Oceanside Unified School Dist., Series A, GO, Zero Coupon,
8/1/28  (7)(9) 500 444
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28  (7)(9) 250 222
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28  (9) 3,870 3,369
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/36  (1)(6) 1,040 1,059
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/37  (1)(6) 575 581
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/40  (1)(6) 1,350 1,345
Orange County Community Fac. Dist., No. 2015-1, Esencia Village,
Series A, 5.25%, 8/15/45  2,930 2,966
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 512
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.25%, 8/15/43  1,340 1,402
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/48  1,450 1,517
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/53  1,000 1,039
Orange County Water Dist., Series C, 4.00%, 8/15/35  1,000 1,059
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 889
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 455
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 531
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25  (9) 5,000 4,768

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29  (1) 1,935 2,023
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36  (6) 4,075 4,087
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/29  (6) 1,725 1,860
Port of Oakland, Intermediate Lien, Series H, 5.00%, 11/1/29  (6) 1,625 1,765
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/29  (1) 1,800 1,815
Ravenswood City School Dist., GO, 5.25%, 8/1/53  (2) 4,310 4,821
Regents of the Univ. of California Medical Center Pooled Revenue,
Series K, VRDN, 3.70%, 5/15/47  4,450 4,450
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  9,450 8,331
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 4.00%, 5/15/53  3,000 2,960
Riverside County Transportation Commission, Series B-1, 4.00%,
6/1/46  3,000 2,926
Rocklin, Special Tax, 5.00%, 9/1/37  535 548
Rocklin, Special Tax, 5.00%, 9/1/38  975 998
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,017
Sacramento City Fin. Auth., 5.00%, 12/1/31  (2) 1,380 1,433
Sacramento City Fin. Auth., 5.00%, 12/1/34  (2) 2,275 2,365
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,247
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,340
Sacramento County Airport, Series C, 5.00%, 7/1/36  (6) 4,000 4,224
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,321
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,884
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52  (3) 2,195 2,259
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31  (1) 1,945 2,052
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 982
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,216
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,825
San Diego County Regional Airport Auth., Series A, 5.00%, 7/1/47  1,800 1,876
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46  (6) 2,540 2,453
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51  (6) 1,500 1,403
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35  (6) 1,215 1,303
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37  (6) 1,000 1,062

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38  (6) 1,000 1,056
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39  (6) 600 632
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/53  (6) 3,350 3,503
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/38  (6) 650 732
San Diego County Water Auth., Series A, 5.00%, 5/1/47  1,500 1,688
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/45  550 503
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/50  1,100 968
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 770
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  5,650 6,264
San Diego Unified School Dist., Green Bond, Series A-3, GO,
4.00%, 7/1/53  6,000 5,967
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 3,074
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  1,025 1,034
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/37  350 360
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/39  625 635
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/38  (6) 3,710 3,934
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/44  (6) 2,950 3,074
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/52  (6) 1,000 1,043
San Francisco City & County Int'l. Airport, Commissions, Series B,
5.00%, 5/1/46  (6) 5,000 5,063
San Francisco City & County Int'l. Airport, Commissions, Series C,
5.75%, 5/1/48  (6) 4,500 5,060
San Francisco City & County Int'l. Airport, Commissions, Series E,
4.00%, 5/1/50  (6) 1,800 1,679
San Francisco City & County Int'l. Airport, Commissions, Series E,
5.00%, 5/1/50  (6) 500 515
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47  (6) 3,000 3,059
San Francisco Community College Dist., GO, 5.00%, 6/15/31  2,505 2,574
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,212
San Jose Evergreen Community College Dist., Series C, GO,
4.00%, 9/1/45  3,250 3,312

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,149
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,695
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31  (6) 745 745
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/31  2,165 2,232
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/32  850 876
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/34  900 927
San Mateo Foster City School Dist., Series B, GO, 4.00%, 8/1/48  4,000 4,066
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,393
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,503
South San Francisco Public Fac. Fin. Auth., Police Station Project,
Series A, 4.00%, 6/1/46  1,470 1,461
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,293
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 988
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,750
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,797
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 1,732
Univ. of California Regents, Series AL-1, VRDN, 3.50%, 5/15/48  1,375 1,375
Univ. of California Regents, Series AL-2, VRDN, 3.65%, 5/15/48  6,550 6,550
Univ. of California Regents, Series AZ, 5.00%, 5/15/48  4,250 4,532
Univ. of California Regents, Series BP-2, VRDN, 3.50%, 5/15/48  3,900 3,900
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 10,241
Univ. of California Regents Medical Center, Pooled, Series L,
4.50%, 5/15/36  1,900 1,937
Univ. of California Regents Medical Center, Pooled, Series O-1,
VRDN, 3.70%, 5/15/45  4,900 4,900
Univ. of California Regents Medical Center, Pooled, Series P,
5.00%, 5/15/47  5,000 5,549
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 894
Washington Township Health Care Dist., Series A, 4.00%, 7/1/35  600 602
Washington Township Health Care Dist., Series A, 5.00%, 7/1/30  500 528
Washington Township Health Care Dist., Series A, 5.00%, 7/1/31  1,000 1,055
Washington Township Health Care Dist., Series A, 5.00%, 7/1/36  620 644
Washington Township Health Care Dist., Series A, 5.00%, 7/1/42  325 331
Washington Township Health Care Dist., Series A, 5.00%, 7/1/43  275 279

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Township Health Care Dist., Series A, 5.75%, 7/1/48  1,000 1,109
Washington Township Health Care Dist., Series A, 5.75%, 7/1/53  1,000 1,081
Washington Township Health Care Dist., Series B, GO, 5.25%,
8/1/48  1,600 1,797
Washington Township Health Care Dist., Series B, GO, 5.50%,
8/1/53  1,600 1,809
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26  (9) 1,255 1,300
713,993
PUERTO RICO 3.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (10) 4,115 2,408
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (3) 1,590 1,641
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  54 53
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 272
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,329 1,302
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  295 286
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  576 548
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  345 319
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  366 371
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 952
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,427
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,846 2,058
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (11)(12) 15 4
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (11)
(12) 25 7
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (11)
(12) 225 59
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (11)
(12) 65 17
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (11)
(12) 80 21
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (11)
(12) 305 80
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (11)
(12) 100 26
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (11)
(12) 125 33

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (11)
(12) 15 4
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (11)
(12) 15 4
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (11)
(12) 75 20
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (11)
(12) 65 17
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (11)
(12) 30 8
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (11)
(12) 80 21
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (11)
(12) 60 16
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (11)
(12) 20 5
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (11)
(12) 35 9
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (11)
(12) 25 7
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (11)
(12) 245 64
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (11)
(12) 70 18
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (11)
(12) 25 7
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  465 467
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,632
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,243
23,426
Total Municipal Securities (Cost $737,941) 737,419
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.3%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,388 2,561
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,489) 2,561
Total Investments in Securities
99.5% of Net Assets
(Cost $741,430) $ 739,980

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$50,077 and represents 6.7% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) When-issued security
(6) Interest subject to alternative minimum tax.
(7) Escrowed to maturity
(8) Insured by National Public Finance Guarantee Corporation
(9) Insured by Assured Guaranty Corporation
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Non-income producing
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
February 29, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $741,430) $ 739,980
Interest receivable 8,391
Receivable for shares sold 958
Cash 43
Receivable for investment securities sold 10
Other assets 21
Total assets 749,403
Liabilities
Payable for investment securities purchased 4,307
Payable for shares redeemed 702
Investment management fees payable 225
Due to affiliates 30
Other liabilities 552
Total liabilities 5,816
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 743,587

T. ROWE PRICE California Tax-Free Bond Fund
February 29, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (13,636)
Paid-in capital applicable to 68,676,517 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 757,223
NET ASSETS $ 743,587
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $382,476; Shares outstanding: 35,316,251) $ 10.83
I Class
(Net assets: $361,111; Shares outstanding: 33,360,266) $ 10.82

T. ROWE PRICE California Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/29/24
Investment Income (Loss)
Interest income $ 26,289
Expenses
Investment management 2,682
Shareholder servicing
Investor Class $ 490
I Class 42 532
Prospectus and shareholder reports
Investor Class 21
I Class 5 26
Custody and accounting 192
Registration 49
Legal and audit 38
Proxy and annual meeting 6
Directors 2
Miscellaneous 17
Waived / paid by Price Associates (25)
Total expenses 3,519
Net investment income 22,770
Realized and Unrealized Gain / Loss –
Net realized loss on securities (4,381)
Change in net unrealized gain / loss on securities 25,236
Net realized and unrealized gain / loss 20,855
INCREASE IN NET ASSETS FROM OPERATIONS
$ 43,625

T. ROWE PRICE California Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 22,770 $ 18,809
Net realized loss (4,381) (8,735)
Change in net unrealized gain / loss 25,236 (51,220)
Increase (decrease) in net assets from operations 43,625 (41,146)
Distributions to shareholders
Net earnings
Investor Class (11,436) (9,901)
I Class (11,058) (9,315)
Decrease in net assets from distributions (22,494) (19,216)
Capital share transactions
*
Shares sold
Investor Class 148,714 296,977
I Class 103,392 185,839
Distributions reinvested
Investor Class 10,155 8,760
I Class 6,990 6,188
Shares redeemed
Investor Class (136,885) (379,301)
I Class (69,909) (98,718)
Increase in net assets from capital share transactions 62,457 19,745
Net Assets
Increase (decrease) during period 83,588 (40,617)
Beginning of period 659,999 700,616
End of period $ 743,587 $ 659,999
*Share information (000s)
Shares sold
Investor Class 14,314 28,138
I Class 9,791 16,952
Distributions reinvested
Investor Class 960 827
I Class 661 585
Shares redeemed
Investor Class (13,159) (35,347)
I Class (6,665) (9,341)
Increase in shares outstanding 5,902 1,814

T. ROWE PRICE California Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.
The fund has two classes of shares: the California Tax-Free Bond Fund (Investor Class)
and the California Tax-Free Bond Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class;
separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE California Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).

T. ROWE PRICE California Tax-Free Bond Fund

Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE California Tax-Free Bond Fund

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 29, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations,

T. ROWE PRICE California Tax-Free Bond Fund

or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $137,030,000 and $80,594,000, respectively, for the year ended February 29, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

T. ROWE PRICE California Tax-Free Bond Fund

The tax character of distributions paid for the periods presented was as follows:
At February 29, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At February 29, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization, and the character of income on certain
($000s)
February 29,
2024
February 28,
2023
Ordinary income (including short-term capital gains,
if any) $ 52 $ 6
Tax-exempt income 22,442 18,627
Long-term capital gain — 583
Total distributions $ 22,494 $ 19,216
($000s)
Cost of investments $ 740,406
Unrealized appreciation $ 16,072
Unrealized depreciation (16,498)
Net unrealized appreciation (depreciation) $ (426)
($000s)
Undistributed ordinary income $ 58
Undistributed tax-exempt income 295
Net unrealized appreciation (depreciation) (426)
Loss carryforwards and deferrals (13,563)
Total distributable earnings (loss) $ (13,636)

T. ROWE PRICE California Tax-Free Bond Fund

derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 29, 2024, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The Class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with

T. ROWE PRICE California Tax-Free Bond Fund

approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended February 29, 2024 as indicated in the table below.
Including this amount, expenses previously waived/paid by Price Associates in the amount of $63,000 remain subject to repayment by the fund at February 29, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
February 29, 2024, expenses incurred pursuant to these service agreements were
$113,000 for Price Associates and $136,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the
Investor Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $— $(25)

T. ROWE PRICE California Tax-Free Bond Fund

independent current market price of the security. During the year ended February 29,
2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE California Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc. and
Shareholders of T. Rowe Price California Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price California Tax-Free Bond Fund (one of the
funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the
"Fund") as of February 29, 2024, the related statement of operations for the year ended
February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE California Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE California Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/29/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $22,132,000 which qualified as exempt-interest dividends for Federal and California state purposes.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE California Tax-Free Bond Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE California Tax-Free Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[193]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present), and Director of the FHLBanks Office of Finance; Chief Executive Officer, Bazemore Consulting LLC (2018
to 2021); Director, Chimera Investment Corporation (2017 to 2021);
Director, First Industrial Realty Trust (2020 to present); Director, Federal
Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[193]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[193]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[193]
Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE California Tax-Free Bond Fund

Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[193]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell
(1966)
2023
[193]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President, EQR (2018 to present), Executive Vice President and Chief
Financial Officer, EQR (2007 to 2018), and Senior Vice President and
Treasurer, EQR (2005 to 2007); Member, Nareit Dividends Through
Diversity, Equity & Inclusion CEO Council, Treasurer of Nareit (2023),
and Chair, Nareit 2021 Audit and Investment Committee (2021); Advisory
Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016); Member, Economic Club of
Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director,
Aviv REIT, Inc. (2013 to 2015); Director, Real Estate Roundtable and
the 2022 Executive Board Nareit; Board of Directors and Chair of the
Finance Committee, Greater Chicago Food Depository
Kellye L. Walker
(1966)
2021
[193]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE California Tax-Free Bond Fund

INTERESTED  DIRECTORS
(a)
OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[193]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Australia, T. Rowe Price Hong Kong (Price
Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price
Singapore (Price Singapore); General Counsel, Vice President, and
Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive
Officer, President, and Secretary, T. Rowe Price Trust Company;
Principal Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA
(1972)
2022
[193]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With State Tax-Free Funds  Principal Occupation(s)
Austin Applegate (1974)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ralph Lee Arnold, Jr., CFA, CPA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Colin T. Bando, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.

T. ROWE PRICE California Tax-Free Bond Fund

Name (Year of Birth)
Position Held With State Tax-Free Funds  Principal Occupation(s)
Daniel Chihorek (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Davis Collins, CFA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jean-Marc Corredor (1976)
Vice President
Vice President, Price International, Price Investment
Management, T. Rowe Price Investment Services,
Inc., T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Sarah J. Engle (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Kathryn A. Floyd, CFA (1982)
Vice President
Employee, T. Rowe Price
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Michael Kane (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Research Analyst, GW&K
Investments (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE California Tax-Free Bond Fund

Name (Year of Birth)
Position Held With State Tax-Free Funds  Principal Occupation(s)
Matthew T. Larkin (1983)
Vice President
Vice President, T. Rowe Price
John Leard, CFA (1985)
Vice President
Assistant Vice President, T. Rowe Price
James T. Lynch, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
James M. Murphy, CFA (1967)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Rachel Protzman (1988)
Vice President
Vice President, T. Rowe Price
Kevin Reilly  (1991)
Vice President
Employee, T. Rowe Price
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Douglas D. Spratley, CFA (1969)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Timothy G. Taylor, CFA (1975)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mitch Unger (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Blerina Uruci (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior U.S. Economist,
Barclays Capital (to 2022)
Domingo Villarruel, CFA, FRM  (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Municipal Fixed Income
Analyst, Victory Capital Management Inc. (to 2021);
Corporate Fixed Income Analyst, USAA Asset
Management Company (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE California Tax-Free Bond Fund

Name (Year of Birth)
Position Held With State Tax-Free Funds  Principal Occupation(s)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202404-3377773 F80-050 4/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,158	$30,755
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,180,000 and $1,454,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 18, 2024